UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549


                                   OMB Number:     3235-0456
                                   Expires:    July 31, 2006
                                   Estimated average burden
                                   hours per response......2



                        FORM 24F-2
            Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form
Please print or type.
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1.  Name and Address of Issuer:
    Summit Mutual Funds, Inc.
    1876 Waycross Road
    Cincinnati, OH 45240
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2. Name of each series or class of funds for which this
   form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                                      [ ]
                   PINNACLE SERIES

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3.  Investment Company Act File Number:    811-04000

    Securities Act File Number:   2-90309
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4(a) Last day of fiscal year for which this notice if filed:

                    December 31, 2004
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4(b) [ ] Check box if this notice is being filed late (i.e.
         more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

                               N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be filing this form.
                               N/A

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5.    Calculation of registration fee:

(i)   Aggregate sale price of securities
      sold during the fiscal year pursuant
      to section 24(f):
                                                      $ 52,516
                                                       ---------
(ii)  Aggregate price of securities
      redeemed or repurchased during
      the fiscal year:                    $9,722,990
                                          ----------
(iii) Aggregate price of securities
      redeemed or repurchased during
      any prior fiscal year ending no
      earlier than October 11, 1995
      that were not previously used
      to reduce registration fees
      payable to the Commission:
                                          $ -0-
                                          ----------
(iv)  Total available redemption
      credits [add items 5(ii)
      and 5(iii)]:                                     $9,722,990
                                                       ----------
(v)   Net sales - if item 5(i) is
      greater than item 5(iv)
      [subtract item 5(iv) from
      item 5(i)]                                       $
                                                       ---------

(vi)  Redemption credits available
      for use in future years - if
      item 5(i) is less than item 5
      (iv) [subtract item 5(i) from
      item 5(iv)]:
                                          $9,670,474
                                          ----------

(vii) Multiplier for determining
      registration fee
      (See Instruction C.9):
                                                       x .0001177
                                                       ----------
(viii)Registration fee due
      [multiply item 5(v) by item
      5(vii)] (enter "0" if no
      fee is due):
                                                    =  $ -0-
                                                       ---------

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6.  Prepaid Shares                    N/A

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________

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7. Interest due - if this Form is being filed more
   than 90 days after the end of the issuer's fiscal
   year (see Instruction D):     N/A
                                                    +  $
                                                       --------
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8.  Total of the amount of the registration fee
    due plus any interest due [line 5(viii)
    plus line 7]:

                                                    =  $ -0-
                                                       --------
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9.  Date the registration fee and any interest payment was
    sent to the Commission's lockbox depository:
                                                    N/A
              CIK0000743773

Method of Delivery:
                           [ ]    Wire Transfer

                           [ ]   Mail or other means

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                     SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John F. Labmeier
                           --------------------------------
                           John F. Labmeier
                           Vice President
Date: February 23, 2005
     -------------------
*Please print the name and title of the signing officer below the signature.